Consolidated Balance Sheets - USD ($)	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Current assets
Cash and cash equivalents	$ 570,973	$ 1,156,969	$ 1,226,220
Accounts receivable, net	46,081	1,142,631	2,848,904
Inventories	1,222,951	550,413	2,080,853
Advances to suppliers	933,599	1,168,867	4,594,299
Costs in excess of billings	3,000,336	2,916,902	710,652
Note receivable	159,132	0
Other receivables	20,555	12,308	491,290
Other current asset		0	126,395
Total current assets	5,953,627	6,948,090	12,078,613
Non-current assets
Property, plant and equipment, net	6,556,927	4,330,333	4,520,735
Deposit for property, plant and equipment	95,321	2,080,436	178,617
Total non-current assets	6,652,248	6,410,769	4,699,352
Total assets	12,605,875	13,358,859	16,777,965
Current liabilities
Accounts payable and accrued liabilities	3,878,000	5,015,806	4,851,630
Note payable	465,197	0
Advance from customers	1,078,977	471,880	620,814
Due to related parties	2,865,851	2,352,821	1,716,734
Due to director	511,272	500,247	414,876
Income taxes payable	566,465	544,508	329,177
Deferred tax liabilities		0	107,609
Other payables	349,612	467,463	234,791
Total current liabilities	9,715,374	9,352,725	8,275,631
Non-current liabilities
Commitments and contingencies	0	0	0
STOCKHOLDERS' EQUITY
Preferred stock: $0.001 par value, 100,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 591,042,000 shares issued and outstanding	591,042	591,042	591,042
Additional paid-in capital	9,965,555	9,962,555	9,713,675
Subscription receivable	(310,000)	(310,000)	(310,000)
Accumulated deficit	(6,901,619)	(5,377,094)	(812,935)
Accumulated other comprehensive loss	(454,477)	(860,369)	(679,448)
Total stockholders' equity	2,890,501	4,006,134	8,502,334
Total liabilities and stockholders' equity	$ 12,605,875	$ 13,358,859	$ 16,777,965